Debentures_Details Of Debentures(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 50,935,583	[1],[2]	₩ 53,278,697	$ 44,082,515	[1]
Debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	45,587,696	[2]	48,573,941
Korean Won Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	45,596,655	[2]	48,588,134
Structured debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,458,551	[2]	1,296,860
Structured debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.74%			1.74%
Structured debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	5.86%			5.86%
Subordinated fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 3,386,590	[2]	3,437,729
Subordinated fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.96%			2.96%
Subordinated fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	4.35%			4.35%
Fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 39,171,514	[2]	42,203,545
Fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.35%			1.35%
Fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	3.79%			3.79%
Floating rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,580,000	[2]	1,650,000
Floating rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.52%			1.52%
Floating rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.24%			2.24%
Fair value adjustments on fair value hedged debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Gains(losses) on the hedged items attributable to the hedged risk	₩ 21,070	[2]	19,252
Less Discount on debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Discount On Debentures	(30,029)	[2]	(33,445)
Debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	5,347,887	[2]	4,704,756
Foreign Currencies Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	5,321,803	[2]	4,743,119
Floating rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 2,227,607	[2]	1,791,868
Floating rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.26%			2.26%
Floating rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.84%			2.84%
Fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 3,094,196	[2]	2,951,251
Fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.60%			1.60%
Fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	4.50%			4.50%
Fair value adjustments on fair value hedged debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Gains(losses) on the hedged items attributable to the hedged risk	₩ 41,406	[2]	(24,073)
Less Discount or premium on debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Discount On Debentures	₩ (15,322)	[2]	₩ (14,290)

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	The significant benchmark interest rate indicators for the hedge relationship are LIBOR and CD rate, and the hedge accounting in Note 9 is directly affected by these amendments.